UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12 / 31 /
Date of reporting period:	03 / 31 /2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Variable Investment Fund, Appreciation Portfolio

March 31, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--9.6%
Christian Dior	65,500	9,220,423
McDonald's	160,900	12,242,881
McGraw-Hill	107,100	4,219,740
News, Cl. A	338,136	5,937,668
News, Cl. B	7,700	143,374
Target	174,700	8,736,747
Walt Disney	100,000	4,309,000
		44,809,833
Consumer Staples--33.5%
Altria Group	488,100	12,705,243
Coca-Cola	472,600	31,357,010
Estee Lauder, Cl. A	41,200	3,970,032
Kraft Foods, Cl. A	160,000	5,017,600
Nestle, ADR	378,400	21,750,432
PepsiCo	142,900	9,204,189
Philip Morris International	488,100	32,034,003
Procter & Gamble	255,000	15,708,000
Wal-Mart Stores	156,600	8,151,030
Walgreen	319,300	12,816,702
Whole Foods Market	45,100	2,972,090
		155,686,331
Energy--19.9%
Chevron	177,900	19,111,797
ConocoPhillips	165,100	13,184,886
Exxon Mobil	321,364	27,036,354
Occidental Petroleum	120,100	12,549,249
Royal Dutch Shell, ADR	157,500	11,475,450
Total, ADR	154,400a	9,413,768
		92,771,504
Financial--3.5%
Franklin Resources	41,000	5,128,280
JPMorgan Chase & Co.	242,300	11,170,030
		16,298,310
Health Care--8.7%
Abbott Laboratories	176,800	8,672,040
Intuitive Surgical	12,000a,b	4,001,520
Johnson & Johnson	224,900	13,325,325
Medtronic	90,200	3,549,370
Merck & Co.	143,200	4,727,032
Novo Nordisk, ADR	6,300	788,949
Roche Holding, ADR	150,700	5,417,665
		40,481,901
Industrial--3.7%
Caterpillar	74,400	8,284,440
General Electric	244,800	4,908,240

United Technologies	49,000	4,147,850
		17,340,530
Information Technology--14.6%
Apple	59,000b	20,558,550
Automatic Data Processing	85,400a	4,381,874
Cisco Systems	190,100	3,260,215
Intel	757,900	15,286,843
International Business Machines	67,000	10,925,690
Microsoft	164,000	4,159,040
QUALCOMM	50,800	2,785,364
Texas Instruments	193,300	6,680,448
		68,038,024
Materials--5.7%
Air Products & Chemicals	12,000	1,082,160
Freeport-McMoRan Copper & Gold	165,000	9,165,750
Praxair	95,200	9,672,320
Rio Tinto, ADR	90,000a	6,400,800
		26,321,030
Total Common Stocks
(cost $286,199,927)		461,747,463

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,433,000)	3,433,000[c]	3,433,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,596,705)	6,596,705[c]	6,596,705

Total Investments (cost $296,229,632)	101.3%	471,777,168
Liabilities, Less Cash and Receivables	(1.3%)	(6,271,890)
Net Assets	100.0%	465,505,278

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $6,421,132 and the value of the collateral held by the fund was $6,596,705.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $296,229,632.

Net unrealized appreciation on investments was $175,547,536 of which $182,303,912 related to appreciated investment securities and $6,756,376 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	33.5
Energy	19.9
Information Technology	14.6

Consumer Discretionary	9.6
Health Care	8.7
Materials	5.7
Industrial	3.7
Financial	3.5
Money Market Investment	2.1
101.3
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	397,279,976	-	-	397,279,976
Equity Securities - Foreign+	64,467,487	-	-	64,467,487
Mutual Funds	10,029,705	-	-	10,029,705

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Variable Investment Fund, Growth And Income Portfolio

March 31, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--14.5%
Abercrombie & Fitch, Cl. A	4,870	285,869
Amazon.com	3,780a	680,891
Carnival	21,312	817,528
Dick's Sporting Goods	7,490a	299,450
DIRECTV, Cl. A	10,680a	499,824
Guess?	5,240	206,194
Johnson Controls	23,300	968,581
Limited Brands	11,230	369,242
Lowe's	12,340	326,146
Macy's	20,200	490,052
Netflix	1,610a,b	382,101
Newell Rubbermaid	23,840	456,059
News, Cl. A	13,070	229,509
Nordstrom	12,240b	549,331
Omnicom Group	47,730	2,341,634
Priceline.com	710a	359,572
Stanley Black & Decker	10,720	821,152
Staples	19,740	383,351
Time Warner	52,936	1,889,815
Walt Disney	13,160	567,064
		12,923,365
Consumer Staples--8.6%
Dr. Pepper Snapple Group	19,370b	719,789
Energizer Holdings	3,240a	230,558
Kraft Foods, Cl. A	31,690	993,798
Lorillard	6,480	615,665
PepsiCo	35,260	2,271,097
Philip Morris International	21,715	1,425,155
Procter & Gamble	5,880	362,208
Walgreen	12,760	512,186
Whole Foods Market	7,510	494,909
		7,625,365
Energy--12.0%
Cameron International	7,260a	414,546
Chevron	890	95,613
ConocoPhillips	11,990	957,521
ENSCO, ADR	4,940b	285,730
Exxon Mobil	59,480	5,004,052
Halliburton	8,660	431,614
Occidental Petroleum	14,220	1,485,848
Schlumberger	20,799	1,939,715
		10,614,639
Financial--14.2%
American Express	7,010	316,852
Ameriprise Financial	7,410	452,603

Arthur J. Gallagher & Co.	14,460	439,729
Bank of America	28,240	376,439
Capital One Financial	18,390	955,544
Charles Schwab	19,340	348,700
Citigroup	138,460a	611,993
Comerica	17,060b	626,443
Goldman Sachs Group	1,400	221,858
Hartford Financial Services Group	14,830	399,372
Janus Capital Group	26,150b	326,091
JPMorgan Chase & Co.	48,266	2,225,063
Marsh & McLennan	15,290	455,795
MetLife	22,110	988,980
Moody's	14,660b	497,121
New York Community Bancorp	60,590	1,045,783
Prudential Financial	3,440	211,835
TD Ameritrade Holding	10,290	214,752
U.S. Bancorp	57,700	1,525,011
Wells Fargo & Co.	13,180	417,806
		12,657,770
Health Care--9.4%
Agilent Technologies	6,950a	311,221
Alexion Pharmaceuticals	2,860a	282,225
Allergan	3,960	281,239
Allscripts Healthcare Solutions	11,190a	234,878
Amgen	4,060a	217,007
Covidien	8,590	446,165
Dendreon	6,740a,b	252,278
HCA Holdings	7,110	240,816
Hospira	4,300a	237,360
Illumina	3,430a,b	240,340
McKesson	10,010	791,291
Merck & Co.	26,770	883,678
Pfizer	135,289	2,747,720
St. Jude Medical	8,040	412,130
Vertex Pharmaceuticals	6,110a,b	292,852
Warner Chilcott, Cl. A	9,290	216,271
Watson Pharmaceuticals	5,020a	281,170
		8,368,641
Industrial--12.6%
Caterpillar	16,900	1,881,815
Cooper Industries	9,330	605,517
Cummins	5,580	611,680
Dover	14,770	970,980
Eaton	17,880	991,267
General Electric	134,430	2,695,322
Hubbell, Cl. B	9,950	706,749
Ingersoll-Rand	16,310	787,936
Owens Corning	9,890a,b	355,941
Pitney Bowes	43,950b	1,129,076
United Technologies	5,310	449,492
		11,185,775
Information Technology--17.7%

Accenture, Cl. A	8,550	469,994
Alcatel-Lucent, ADR	46,990a,b	273,012
AOL	9,689a,b	189,226
Apple	7,523a	2,621,389
Atmel	24,900a	339,387
BMC Software	9,970a	495,908
Corning	21,380	441,069
Electronic Arts	15,590a	304,473
Google, Cl. A	2,313a	1,355,904
Informatica	5,450a	284,654
International Business Machines	9,070	1,479,045
Motorola Mobility Holdings	9,730a	237,412
NetApp	11,740a	565,633
OmniVision Technologies	11,720a	416,412
Oracle	38,860	1,296,758
Paychex	28,890	905,990
QUALCOMM	45,350	2,486,541
Salesforce.com	2,570a	343,301
Teradata	9,440a	478,608
Trimble Navigation	9,010a	455,365
VMware, Cl. A	3,360a	273,974
		15,714,055
Materials--4.0%
Air Products & Chemicals	11,370	1,025,347
Crown Holdings	8,790a	339,118
Dow Chemical	12,720	480,180
Freeport-McMoRan Copper & Gold	17,614c	978,458
Mosaic	5,920	466,200
Packaging Corp. of America	7,640	220,720
		3,510,023
Telecommunication Services--4.3%
AT&T	29,320	897,192
Vodafone Group, ADR	52,920	1,521,450
Windstream	106,910b	1,375,932
		3,794,574
Utilities--2.0%
DTE Energy	9,510	465,610
Entergy	4,930	331,345
National Grid, ADR	7,920b	380,477
NextEra Energy	10,150	559,468
		1,736,900
Total Common Stocks
(cost $71,583,243)		88,131,107

Preferred Stocks--.3%
Consumer Discretionary
General Motors,
Ser. B, Conv., Cum. $.647
(cost $269,344)	5,170	249,194

Other Investment--.2%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $196,000)	196,000 [d]	196,000

Investment of Cash Collateral for
Securities Loaned--6.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,644,388)	5,644,388 [d]	5,644,388

Total Investments (cost $77,692,975)	106.1%	94,220,689
Liabilities, Less Cash and Receivables	(6.1%)	(5,453,433)
Net Assets	100.0%	88,767,256

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $5,497,110 and the value of the collateral held by the fund was $5,644,388.
c Held by a broker as collateral for open options written.
d Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $77,692,975.

Net unrealized appreciation on investments was $16,530,906 of which $17,392,423 related to appreciated investment securities and $861,517 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	17.7
Consumer Discretionary	14.8
Financial	14.2
Industrial	12.6
Energy	12.0
Health Care	9.4
Consumer Staples	8.6
Money Market Investment	6.5
Telecommunication Services	4.3
Materials	4.0
Utilities	2.0
106.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
March 31, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options;
Freeport-McMoRan Copper & Gold,
May 2011 @ $59.5
(premiums received $8,626)	38	a	(5,434)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	85,919,632	-	-	85,919,632
Equity Securities - Foreign+	2,460,669	-	-	2,460,669
Mutual Funds	5,840,388	-	-	5,840,388
Liabilities ($)
Other Financial Instruments:
Options Written	(5,434)	-	-	(5,434)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options traded over-the-counter are valued at the mean between the bid and asked price. Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2011 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)
Australia--6.7%
AMP	111,486	626,164
MacArthur Coal	45,023	540,207
Newcrest Mining	25,565	1,052,967
Santos	49,298	792,917
White Energy	166,976a	535,407
WorleyParsons	16,429	526,454
		4,074,116
Belgium--1.1%
Anheuser-Busch InBev	12,019	684,651
Brazil--3.5%
Arezzo Industria e Comercio	28,444	396,350
Hypermarcas	47,373a	626,746
International Meal Co. Holdings	26,000	216,899
Natura Cosmeticos	4,312	121,491
Rossi Residencial	42,063	350,643
Tele Norte Leste Participacoes, ADR	24,984	437,970
		2,150,099
Canada--4.4%
Barrick Gold	11,484	596,884
Nexen	14,377	358,424
Potash Corporation of Saskatchewan	13,346	787,270
Yamana Gold	74,392	919,253
		2,661,831
China--1.6%
Mindray Medical International, ADR	10,987	276,872
Sands China	322,800a	720,418
		997,290
Denmark--.8%
Pandora	9,339	476,606
France--6.8%
Air Liquide	4,637	616,146
BNP Paribas	16,061	1,174,723
L'Oreal	4,396	512,105
Nexans	5,675	542,793
Thales	12,745	508,359
Total	13,545	824,559
		4,178,685
Germany--3.4%
Bayer	11,720	907,544
Fresenius Medical Care & Co.	10,847	728,493
Gerry Weber International	7,800	453,882
		2,089,919
Hong Kong--6.5%
AIA Group	227,200	699,544
Belle International Holdings	274,000	502,310
China Mobile	35,000	322,393

GOME Electrical Appliances Holdings	1,143,000a	402,623
Hongkong Land Holdings	53,000	371,000
Huabao International Holdings	289,000	444,355
Jardine Matheson Holdings	15,200	677,008
Man Wah Holdings	381,167	493,943
New World Development	29,000	51,226
		3,964,402
Japan--23.6%
Asahi Breweries	34,800	578,606
Canon	12,600	548,353
DON Quijote	20,400	644,766
Hitachi Construction Machinery	30,300	758,775
INPEX	133	1,008,932
Lawson	9,200	443,520
Makita	15,000	697,884
Mitsubishi	28,000	777,254
Mitsui Fudosan	26,000	429,166
Nintendo	1,300	351,178
Nomura Holdings	140,000	732,147
Otsuka Holdings	14,200	350,818
Penta-Ocean Construction	86,000	214,018
Santen Pharmaceutical	14,200	565,917
Softbank	24,600	981,871
Sony	24,100	771,849
Sumco	39,316a	792,654
Sumitomo Mitsui Financial Group	27,700	861,171
Toshiba	137,000	670,341
Towa Pharmaceutical	12,600	636,968
Toyota Motor	41,700	1,679,430
		14,495,618
Norway--2.3%
DnB NOR	49,029	752,246
Statoil	23,168	642,223
		1,394,469
Philippines--.6%
Energy Development	2,595,800	359,464
Poland--.9%
Telekomunikacja Polska	90,760	562,536
Singapore--2.1%
DBS Group Holdings	59,500	691,059
Straits Asia Resources	284,000	565,522
		1,256,581
South Africa--.6%
MTN Group	18,608	375,653
Spain--.8%
Amadeus IT Holding, Cl. A	24,500a	468,737
Switzerland--10.1%
Actelion	9,193a	528,960
Bank Sarasin & Cie, Cl. B	12,676	552,030
Lonza Group	3,373	282,950
Nestle	18,061	1,035,288
Novartis	17,151	930,281

Roche Holding	9,366	1,337,854
Syngenta	2,650	861,214
Zurich Financial Services	2,378	665,633
		6,194,210
Thailand--5.0%
Advanced Info Service	172,500	513,308
Bangkok Bank	138,500	794,503
Bangkok Dusit Medical Services	280,100	479,259
Bank of Ayudhya	1,004,500	823,660
PTT	36,200	423,700
		3,034,430
Turkey--.6%
Turkcell Iletisim Hizmet, ADR	24,929	374,683
United Kingdom--15.1%
Anglo American	23,397	1,203,705
Associated British Foods	30,828	490,589
Barclays	168,786	751,517
BHP Billiton	43,083	1,700,208
Bowleven	77,244a	473,667
British American Tobacco	25,844	1,037,309
Cable & Wireless Communications	430,124	314,368
Cable & Wireless Worldwide	297,570	250,378
Carnival	4,383	172,406
GlaxoSmithKline	43,855	836,844
ICAP	101,645	860,956
Imagination Technologies Group	76,766a	528,554
Standard Chartered	24,906	646,063
		9,266,564
Total Common Stocks
(cost $50,530,381)		59,060,544

Preferred Stocks--1.3%
Brazil
Petroleo Brasileiro
(cost $731,739)	44,651	779,714

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $350,000)	350,000[b]	350,000

Total Investments (cost $51,612,120)	98.4%	60,190,258
Cash and Receivables (Net)	1.6%	972,202
Net Assets	100.0%	61,162,460

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $51,612,120. Net unrealized appreciation on investments was $8,578,138 of which $9,875,676 related to appreciated investment securities and $1,297,538 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.1
Materials	18.0
Consumer Goods	16.9
Health Care	10.9
Oil & Gas	8.9
Telecommunications	6.8
Industrial	6.6
Consumer Services	5.7
Technology	4.7
Utilities	.6
Energy	.6
Money Market Investment	.6
98.4

† Based on net assets.

At March 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 4/1/2011	76,190	122,366	122,224	(142)
Japanese Yen,
Expiring 5/13/2011	171,188,000	2,092,737	2,058,570	(34,167)

Sales:		Proceeds($)
Australian Dollar,
Expiring 4/4/2011	6,070	6,257	6,278	(21)
Hong Kong Dollar,
Expiring 4/1/2011	55,135	7,080	7,088	(8)
Hong Kong Dollar,
Expiring 4/4/2011	41,095	5,280	5,283	(3)
Japanese Yen,
Expiring 4/4/2011	40,438,913	486,873	486,161	712
Japanese Yen,
Expiring 4/5/2011	18,106,604	218,422	217,679	743
Japanese Yen,
Expiring 5/13/2011	171,188,000	2,060,537	2,058,570	1,967
Swiss Franc,
Expiring 4/1/2011	76,607	83,639	83,404	235

Gross Unrealized Appreciation	3,657
Gross Unrealized Depreciation	(34,341)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	59,840,258	-	-	59,840,258
Mutual Funds	350,000	-	-	350,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	3,657	-	3,657
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(34,341)	-	(34,341)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2011 (Unaudited)

Common Stocks--96.3%	Shares	Value ($)
Australia--5.5%
BlueScope Steel	212,633	434,376
Foster's Group	88,340	522,662
National Australia Bank	49,831	1,332,380
Nufarm	114,903a	614,455
Primary Health Care	238,844	815,260
Qantas Airways	125,920a	283,935
QBE Insurance Group	74,240	1,356,883
Toll Holdings	86,580	531,056
		5,891,007
Brazil--1.4%
Petroleo Brasileiro, ADR	16,240	656,583
Redecard	22,900	337,332
Tele Norte Leste Participacoes, ADR	27,600	483,828
		1,477,743
China--2.4%
China Dongxiang Group	1,199,000	379,189
China Railway Group, Cl. H	683,000	440,784
Foxconn International Holdings	765,000a	459,282
Guangzhou Automobile Group, Cl. H	422,272	513,010
Huaneng Power International, Cl. H	192,000	112,309
PetroChina, ADR	4,340	660,765
		2,565,339
Finland--1.8%
Nokia	223,320	1,910,003
France--11.8%
Alstom	17,000	1,005,251
Carrefour	28,600	1,266,211
Credit Agricole	43,539	714,523
Danone	7,480	488,635
EDF	21,190	877,486
France Telecom	62,400	1,398,124
Lagardere	5,520	235,665
Sanofi-Aventis	28,924	2,028,025
Societe Generale	19,900	1,293,068
Total	39,010	2,374,755
Vivendi	30,874	881,652
		12,563,395
Germany--6.0%
Allianz	7,790	1,093,285
Celesio	18,540	455,342
Daimler	8,094	571,818
Deutsche Bank	15,390	904,813
Deutsche Telekom	48,420	745,905
E.ON	43,700	1,334,621
Muenchener Rueckversicherungs	4,120	648,111
RWE	10,247	652,690
		6,406,585
Hong Kong--3.2%
China Mobile, ADR	9,560	442,054
Esprit Holdings	324,752	1,490,464
Hang Seng Bank	72,900	1,177,114
Pacific Basin Shipping	491,000	310,562

		3,420,194
India--.6%
Reliance Industries, GDR	14,200b	673,364
Israel--1.0%
Teva Pharmaceutical Industries, ADR	20,370	1,021,963
Italy--3.8%
Banco Popolare	50,330	150,073
Buzzi Unicem	12,480	181,818
ENI	22,405	550,266
Finmeccanica	83,206	1,047,121
Saras	623,520a	1,616,193
Unipol Gruppo Finanziario	638,057a	459,359
		4,004,830
Japan--22.5%
Astellas Pharma	12,100	448,040
Coca-Cola West	10,800	205,795
East Japan Railway	15,500	861,836
Fujitsu	97,000	548,088
INPEX	81	614,463
Kao	18,000	449,026
KDDI	88	544,842
Kirin Holdings	25,000	328,504
Matsumotokiyoshi Holdings	26,700	519,684
Medipal Holdings	89,400	791,036
Mitsubishi UFJ Financial Group	323,800	1,494,821
NEC	124,000a	269,824
Nintendo	1,170	316,060
Nippon Express	144,000	552,248
Nomura Holdings	101,400	530,284
Panasonic	76,200	969,219
Rengo	73,000	476,545
Ricoh	87,700	1,029,036
Ryohin Keikaku	9,800	402,344
Secom	15,300	710,922
Sekisui House	52,000	487,617
Seven & I Holdings	36,400	928,598
Shimachu	19,500	420,804
Shimizu	104,000	462,611
Shin-Etsu Chemical	21,560	1,071,779
Sumitomo Mitsui Financial Group	39,900	1,240,459
Sumitomo Mitsui Trust Holdings	171,240	607,307
Taiyo Nippon Sanso	90,000	749,820
Tokyo Electron	9,500	523,654
Tokyo Gas	129,000	589,324
Tokyo Steel Manufacturing	99,600	1,162,679
Toyoda Gosei	28,100	585,445
Toyota Motor	43,500	1,751,924
Yamada Denki	12,250	826,190
Yamato Holdings	20,500	317,925
		23,788,753
Netherlands--4.0%
Aegon	85,034a	636,773
European Aeronautic Defence and Space	17,830	519,016
Heineken	10,140	554,048
Koninklijke Philips Electronics	27,610	882,548
Royal Dutch Shell, Cl. A	46,319	1,683,414
		4,275,799
Norway--.4%

Norsk Hydro	47,756	391,702
Russia--.3%
Gazprom, ADR	11,100	359,307
Singapore--2.4%
DBS Group Holdings	137,453	1,596,439
United Overseas Bank	65,632	978,883
		2,575,322
South Africa--.9%
Murray & Roberts Holdings	88,860	348,610
Standard Bank Group	41,330	635,376
		983,986
South Korea--1.8%
KB Financial Group, ADR	8,089	422,003
Korea Electric Power, ADR	21,560	263,894
Korea Exchange Bank	74,550	657,184
KT, ADR	9,980	194,909
SK Telecom, ADR	17,290	325,225
		1,863,215
Spain--1.9%
Banco Bilbao Vizcaya Argentaria	51,960	630,410
Gamesa Corp Tecnologica	75,059a	780,034
Iberdrola	73,673	640,653
		2,051,097
Sweden--2.4%
Husqvarna, Cl. B	53,780	460,954
Investor, Cl. B	31,830	772,565
Telefonaktiebolaget LM Ericsson, Cl. B	102,120	1,316,968
		2,550,487
Switzerland--5.1%
Lonza Group	4,950	415,240
Novartis	34,949	1,895,655
Roche Holding	10,970	1,566,972
UBS	83,654a	1,500,945
		5,378,812
Taiwan--.4%
United Microelectronics	824,120	428,784
United Kingdom--16.7%
Anglo American	22,860	1,176,078
BAE Systems	133,410	695,343
BP	239,498	1,744,290
Drax Group	68,570	436,153
easyJet	64,500a	352,734
GlaxoSmithKline	88,179	1,682,638
Home Retail Group	311,084	963,654
HSBC Holdings	301,322	3,098,489
Lonmin	16,617	453,971
QinetiQ Group	148,520a	289,959
Reed Elsevier	44,229	383,144
Resolution	242,826	1,152,660
Rexam	92,121	537,038
Royal Dutch Shell, Cl. A	21,187	769,497
Tesco	208,965	1,277,202
Unilever	55,285	1,685,086
Vodafone Group	345,409	978,001
		17,675,937
Total Common Stocks
(cost $103,352,197)		102,257,624

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,500,000)	2,500,000[c]	2,500,000

Total Investments (cost $105,852,197)	98.7%	104,757,624
Cash and Receivables (Net)	1.3%	1,401,263
Net Assets	100.0%	106,158,887

ADR – American Depository Receipts
GDR – Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $673,364 or 0.6% of net assets.
c	Investment in affiliated money market mutual fund.

At March 31, 2011 the aggregate cost of investment securities for income tax purposes was $105,852,197.

Net unrealized depreciation on investments was $1,094,573 of which $8,755,842 related to appreciated investment securities and $9,850,415 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.7
Energy	11.0
Consumer Discretionary	10.7
Health Care	10.5
Industrial	9.8
Consumer Staples	7.7
Materials	6.8
Information Technology	6.7
Telecommunication Services	4.8
Utilities	4.6
Money Market Investment	2.4
98.7

† Based on net assets.

At March 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring 4/1/2011	7,890,062	95,062	94,855	(207)
Japanese Yen,
Expiring 4/4/2011	24,611,098	297,311	295,878	(1,433)

Sales:		Proceeds ($)
Australian Dollar,
Expiring 4/4/2011	310,365	320,731	321,026	(295)

				(1,935)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	102,257,624	-	-	102,257,624
Mutual Funds	2,500,000	-	-	2,500,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,935)	-	(1,935)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio

March 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--8.5%	Principal Amount ($)		Value ($)
Credit Agricole CIB (Yankee)
0.54%, 8/3/11	10,000,000		10,000,000
Union Bank
0.30%, 5/3/11	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $20,000,000)			20,000,000
Commercial Paper--12.0%
Canadian Imperial Holdings
0.11%, 4/5/11	10,000,000		9,999,878
JPMorgan Chase & Co.
0.25%, 5/2/11	10,000,000	a	9,997,847
Societe Generale N.A. Inc.
0.40%, 4/6/11	8,000,000		7,999,555
Total Commercial Paper
(cost $27,997,280)			27,997,280
Asset-Backed Commercial Paper--23.1%
Amsterdam Funding Corp.
0.28%, 4/15/11	8,000,000	a	7,999,129
CIESCO LLC
0.41%, 8/8/11	10,000,000	a	9,985,308
Govco
0.29%, 4/11/11	8,000,000	a	7,999,356
Mont Blanc Capital Corp.
0.27%, 6/7/11	10,000,000	a	9,994,975
Old Line Funding LLC
0.25%, 6/24/11	10,000,000	a	9,994,167
Windmill Funding Corp.
0.28%, 4/15/11	8,000,000	a	7,999,129
Total Asset-Backed Commercial Paper
(cost $53,972,064)			53,972,064
Time Deposit--3.8%
Branch Banking & Trust Co. (Grand Cayman)
0.01%, 4/1/11
(cost $9,000,000)	9,000,000		9,000,000
U.S. Government Agencies--27.7%
Federal Home Loan Bank
0.11%, 6/10/11	34,800,000		34,792,557
Federal Home Loan Mortgage Corp.
0.15% - 0.19%, 8/24/11 - 10/18/11	20,000,000	b	19,983,580
Straight-A Funding LLC
0.25%, 5/16/11	10,000,000	a	9,996,875
Total U.S. Government Agencies
(cost $64,773,012)			64,773,012
U.S. Treasury Bill--6.4%
0.06%, 4/28/11

(cost $14,999,353)	15,000,000	14,999,353
Repurchase Agreements--18.4%
Deutsche Bank Securities Inc.
0.15%, dated 3/31/11, due 4/1/11 in the amount of
$8,000,033 (fully collateralized by $7,957,000
Federal National Mortgage Association, 5.13%, due
4/15/11, value $8,160,794)	8,000,000	8,000,000
RBC Capital Markets
0.245%, dated 3/31/11, due 4/1/11 in the amount of
$10,000,068 (fully collateralized by $53,493,503
Corporate Bonds, 0%-9.10%, due 7/25/18-9/25/37, value
$10,229,743)	10,000,000	10,000,000
TD Securities (USA) LLC
0.13%, dated 3/31/11, due 4/1/11 in the amount of
$25,000,090 (fully collateralized by $19,422,100 U.S.
Treasury Inflation Protected Securities, 2.38%, due
1/15/25, value $25,500,052)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $43,000,000)		43,000,000
Total Investments (cost $233,741,709)	99.9%	233,741,709
Cash and Receivables (Net)	.1%	301,385
Net Assets	100.0%	234,043,094

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $73,966,786 or 31.6% of net assets.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	233,741,709
Level 3 - Significant Unobservable Inputs	-
Total	233,741,709

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
March 31, 2011 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--33.8%
American Axle & Manufacturing
Holdings	148,590a,b	1,870,748
Belo, Cl. A	410,550a,b	3,616,945
CDI	18,760	277,460
Dana Holding	127,020b	2,208,878
Demand Media	51,050a	1,202,228
Dollar Financial	139,860a,b	2,902,095
Group 1 Automotive	153,780a	6,581,784
Guess?	33,360	1,312,716
Herman Miller	42,910	1,179,596
ICF International	117,960b	2,422,898
Interpublic Group of Cos.	131,790	1,656,600
Kelly Services, Cl. A	153,180b	3,325,538
Liz Claiborne	640,520a,b	3,452,403
Meritage Homes	172,580a,b	4,164,355
Meritor	315,200a,b	5,348,944
Mohawk Industries	18,240b	1,115,376
Office Depot	109,140b	505,318
OfficeMax	370,060a,b	4,788,576
Saks	395,080a,b	4,468,355
ScanSource	136,990a,b	5,204,250
SFN Group	94,950a,b	1,337,846
Steelcase, Cl. A	206,210a	2,346,670
Tower International	123,600a	2,092,548
TrueBlue	46,820b	786,108
Williams-Sonoma	134,660	5,453,730
Wright Express	86,790b	4,499,194
		74,121,159
Consumer Staples--2.0%
Dole Food	86,460a,b	1,178,450
Nash Finch	84,050a	3,188,857
		4,367,307
Energy--8.3%
Cabot Oil & Gas	60,380	3,198,329
Endeavour International	281,620a,b	3,576,574
Forest Oil	51,720b	1,956,568
Gulfport Energy	111,090a,b	4,015,904
Resolute Energy	175,310a,b	3,180,123
SandRidge Energy	177,150a,b	2,267,520
		18,195,018
Financial--10.4%
Equifax	46,310	1,799,144
FBR Capital Markets	167,283b	598,873
Huntington Bancshares	101,440a	673,562
Jones Lang LaSalle	53,290	5,315,145
optionsXpress Holdings	118,570	2,171,017
Popular	866,030b	2,520,147
Portfolio Recovery Associates	42,670a,b	3,632,497
PrivateBancorp	243,280a	3,719,751
TradeStation Group	351,970a,b	2,470,829
		22,900,965
Health Care--8.5%
Align Technology	237,140a,b	4,856,627
Durect	241,000a,b	867,600
Emergent BioSolutions	232,239a,b	5,610,894
Hanger Orthopedic Group	136,900a,b	3,563,507
Merit Medical Systems	96,110b	1,885,678
Onyx Pharmaceuticals	50,020b	1,759,704
Pain Therapeutics	18,070a,b	172,749
		18,716,759
Industrial--17.2%
Columbus McKinnon	151,400a,b	2,794,844

Con-way	68,070a	2,674,470
Encore Wire	100,610a	2,448,847
FreightCar America	34,170a,b	1,110,867
Granite Construction	108,850a	3,058,685
Griffon	98,030b	1,287,134
Hubbell, Cl. B	17,480	1,241,604
Kaman	66,912a	2,355,302
Landstar System	48,190	2,201,319
Lennox International	98,280	5,167,562
Orion Marine Group	79,080a,b	849,319
Saia	80,520a,b	1,319,723
Simpson Manufacturing	142,570	4,200,112
SPX	14,910	1,183,705
Sterling Construction	85,660a,b	1,445,941
Trinity Industries	42,970a	1,575,710
UTi Worldwide	143,390	2,902,213
		37,817,357
Information Technology--14.7%
Blue Nile	72,450a,b	3,911,576
Cadence Design Systems	88,100a,b	858,975
Cypress Semiconductor	87,230b	1,690,517
DealerTrack Holdings	297,010a,b	6,819,350
MICROS Systems	81,760b	4,041,397
Microsemi	69,130b	1,431,682
Omnicell	102,420b	1,560,881
Quest Software	125,220b	3,179,336
Rovi	49,690a,b	2,665,869
SYKES Enterprises	111,500a,b	2,204,355
Take-Two Interactive Software	68,630a,b	1,054,843
Vishay Intertechnology	124,470a,b	2,208,098
Vishay Precision Group	28,242b	442,552
Websense	10,470a,b	240,496
		32,309,927
Telecommunication Services--3.4%
Cbeyond	91,370a,b	1,066,288
General Communication, Cl. A	118,130b	1,292,342
GeoEye	108,700b	4,519,746
JDS Uniphase	30,980b	645,623
		7,523,999
Utilities--1.1%
Great Plains Energy	115,340a	2,309,107
Total Common Stocks
(cost $178,869,669)		218,261,598

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,303,000)	3,303,000[c]	3,303,000

Investment of Cash Collateral for
Securities Loaned--25.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $55,481,670)	55,481,670[c]	55,481,670

Total Investments (cost $237,654,339)	126.2%	277,046,268
Liabilities, Less Cash and Receivables	(26.2%)	(57,598,249)
Net Assets	100.0%	219,448,019

a Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $53,303,672 and the value of the collateral held by the fund was $55,481,670.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $237,654,339.

Net unrealized appreciation on investments was $39,391,929 of which $41,991,781 related to appreciated investment securities and $2,599,852 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	215,359,385	-	-	215,359,385
Equity Securities - Foreign+	2,902,213	-	-	2,902,213
Mutual Funds	58,784,670	-	-	58,784,670

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--117.4%	Rate (%)	Date	Amount ($) d		Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	131,000		134,602
Aerospace & Defense--.1%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	185,000	a	192,400
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	280,000		368,758
Asset-Backed Ctfs./Auto Receivables--3.8%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000	b	453,537
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	205,000		209,590
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	155,000		165,910
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166	b	257,851
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		114,820
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		278,286
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		703,627
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	300,000	b	300,989
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	575,000	b	600,155
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	335,000	b	347,610
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	139,348	b	137,460
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		150,396
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		242,645
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.10	10/14/14	465,000	b,c	465,000
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000		612,801
					5,040,677
Asset-Backed Ctfs./Home Equity Loans--.8%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	339,318	c	343,777
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	156,225	c	157,474
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.68	5/25/35	49,052	c	48,921
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.65	3/25/35	117,287	c	114,371
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.70	7/25/35	37,187	c	37,072
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.30	10/25/36	70,859	c	69,020
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.38	1/25/36	15,081	c	14,980
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.88	9/25/34	99,168	c	97,323
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.51	11/25/35	130,902	c	128,963
					1,011,901
Automotive, Trucks & Parts--.3%
Lear,
Gtd. Notes	7.88	3/15/18	245,000	a	267,663
Lear,
Gtd. Notes	8.13	3/15/20	130,000	a	143,650

					411,313
Banks--6.6%
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	880,000		1,108,186
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	155,000		159,858
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,000,000		1,070,531
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	260,000		283,996
Citigroup,
Unscd. Notes	8.50	5/22/19	120,000		148,292
Credit Suisse,
Sub. Notes	5.40	1/14/20	495,000		500,805
Discover Bank,
Sub. Notes	7.00	4/15/20	250,000		275,516
Intesa Sanpaolo,
Notes	2.71	2/24/14	330,000	b,c	334,511
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	460,000		505,090
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000	c	266,859
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	320,000		340,272
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	340,000	a	342,070
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	620,000		664,607
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000		641,700
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	520,000	a	535,577
UBS,
Sr. Unscd. Notes	4.88	8/4/20	315,000		318,203
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,215,000	c	1,257,525
					8,753,598
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	175,000		192,500
Consol Energy,
Gtd. Notes	8.25	4/1/20	120,000		133,650
					326,150
Commercial Mortgage Pass-Through Ctfs.--9.6%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	495,000		522,979
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR3,
Cl. A4	4.72	2/11/41	645,000		677,196
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14,
Cl. A4	5.20	1/12/41	680,000	c	725,614
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	565,000	c	607,261
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	800,000	c	869,852
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	430,000	c	458,308
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A,
Cl. A1	0.45	5/15/23	329,795	b,c	325,950
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	29,821		29,807
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	329,409	c	341,125
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	660,000	b	665,859
GE Capital Commercial Mortgage,

Ser. 2004-C2, Cl. A4	4.89	3/10/40	665,000		703,951
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,065,000	b,c	1,065,217
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	395,000	b,c	395,287
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	225,000	b,c	225,104
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	17,554		17,576
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. B	5.01	2/15/46	210,000	b,c	204,859
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	a	738,457
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/15/46	120,000	b,c	112,901
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	390,000	b	375,895
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	115,000	b	131,134
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	655,000	b,c	741,427
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	113,777	c	113,709
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	39,129	c	39,233
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	245,000	c	264,186
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.24	9/15/47	380,000	b,c	371,789
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	960,000	c	1,055,773
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.64	4/15/24	125,000	b,c	129,132
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.98	8/15/39	325,000	c	351,676
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	220,000	b	216,480
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	111,033		111,872
					12,589,609
Diversified Financial Services--4.8%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		654,491
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	270,000		323,041
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000	c	246,398
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	630,000	a	647,967
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000		385,225
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	b	106,689
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000	b	561,297
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	485,000		551,202
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,230,000		1,331,726
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	300,000		335,897
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	155,000	b	186,076
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		265,865
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		768,941

						6,364,815
Diversified Manufacturing--.2%
Bombardier,
Sr. Notes		7.75	3/15/20	195,000	b	212,794
Electric Utilities--2.8%
AES,
Sr. Unscd. Notes		7.75	3/1/14	100,000		108,500
AES,
Sr. Unscd. Notes		7.75	10/15/15	420,000		455,700
AES,
Sr. Unscd. Notes		8.00	10/15/17	270,000		291,600
Cleveland Electric Illuminating,
Sr. Unscd. Notes		5.70	4/1/17	500,000		532,377
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D		5.30	12/1/16	400,000		445,180
Consumers Energy,
First Mortgage Bonds, Ser. O		5.00	2/15/12	655,000		678,982
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	313,000		355,919
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	265,000		302,890
Nisource Finance,
Gtd. Notes		5.25	9/15/17	375,000		399,881
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	130,000		149,566
						3,720,595
Environmental Control--.5%
Allied Waste North America,
Gtd. Notes, Ser. B		7.13	5/15/16	115,000		120,159
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	210,000		245,983
Waste Management,
Gtd. Notes		7.38	5/15/29	200,000		238,403
						604,545
Food & Beverages--.3%
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	305,000		341,428
Foreign/Governmental--1.6%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	220,000	b	224,950
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	305,000		334,630
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	350,500,000		723,259
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		130,060
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	695,000	b	706,294
						2,119,193
Health Care--.1%
Wellpoint,
Sr. Unscd. Notes		5.88	6/15/17	165,000		185,318
Lodging & Entertainment--.1%
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	120,000	a	133,050
Media--3.5%
Comcast,
Gtd. Notes		6.30	11/15/17	425,000		480,587
Cox Communications,
Sr. Unscd. Notes		6.25	6/1/18	405,000	b	452,241
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	25,000		28,156
CSC Holdings,
Sr. Unscd. Notes		8.63	2/15/19	310,000	a	356,500
DirecTV Holdings,
Gtd. Notes		6.00	8/15/40	165,000		158,548
DirecTV Holdings,
Gtd. Notes		7.63	5/15/16	335,000		369,731
Dish DBS,
Gtd. Notes		7.75	5/31/15	505,000	a	555,500
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	345,000	b	356,216
News America,
Gtd. Notes		6.15	3/1/37	320,000		318,098

Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000	b	482,713
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	330,000		342,144
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	295,000		335,614
Time Warner,
Gtd. Notes	5.88	11/15/16	310,000		346,264
					4,582,312
Mining--.6%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000		358,738
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	21,000		25,278
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	270,000		345,286
					729,302
Municipal Bonds--1.5%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		358,785
California,
GO (Build America Bonds)	7.55	4/1/39	355,000		386,236
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	300,000		249,858
Illinois,
GO	4.42	1/1/15	380,000		379,084
New York City,
GO (Build America Bonds)	5.99	12/1/36	350,000		351,428
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds, Ser. A	6.50	6/1/23	335,000		303,587
					2,028,978
Oil & Gas--1.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		584,145
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		317,556
Range Resources,
Gtd. Notes	8.00	5/15/19	355,000		393,163
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		337,057
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000	a	260,022
					1,891,943
Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000	b	390,713
Pipelines--.6%
El Paso,
Sr. Unscd. Notes	6.50	9/15/20	190,000	a,b	205,460
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	40,000		44,968
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	470,000		539,392
					789,820
Property & Casualty Insurance--1.9%
AON,
Sr. Unscd. Notes	3.50	9/30/15	240,000		241,089
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	51,000		49,659
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		237,277
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	85,000	a	90,500
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	85,000	a	93,861
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000		353,515
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	560,000		712,865
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	330,000		359,792

Willis North America,
Gtd. Notes	6.20	3/28/17	155,000		165,397
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000	a	200,672
					2,504,627
Real Estate--3.0%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000		504,730
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	60,000		66,994
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000		342,797
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000		148,829
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000		105,491
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		348,672
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000		436,291
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		70,477
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		131,671
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000		179,577
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	415,000		476,597
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000	b	505,157
WEA Finance,
Gtd. Notes	7.50	6/2/14	520,000	b	595,630
					3,912,913
Residential Mortgage Pass-Through Ctfs.--.1%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.52	7/25/35	204,737	c	185,314
Retail--.5%
CVS Pass-Through Trust,
Pass Thru Certificates	6.04	12/10/28	299,417		309,159
Inergy Finance,
Gtd. Notes	7.00	10/1/18	390,000	b	407,550
					716,709
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	345,000		338,028
Telecommunications--1.4%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	295,000		324,352
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	625,000	b	684,375
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	310,000		340,617
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	155,000		181,248
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	265,000	b	306,075
					1,836,667
Transportation--.6%
Canadian National Railway,
Sr. Unscd. Notes	5.55	3/1/19	700,000		780,975
U.S. Government Agencies/Mortgage-Backed--29.9%
Federal Home Loan Mortgage Corp.:
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			206,561	e	214,878
5.50%, 10/1/39 - 9/1/40			447,407	e	479,258
Federal National Mortgage Association:
4.00%			2,440,000	e,f	2,400,350
4.50%			2,725,000	e,f	2,773,966
5.00%			10,350,000	e,f	10,828,688
5.50%			10,490,000	e,f	11,222,125

6.00%	620,000e,f	675,316
5.00%, 11/1/20 - 11/1/21	1,920,530e	2,053,856
5.50%, 9/1/34 - 8/1/40	717,248e	768,856
6.00%, 9/1/22 - 5/1/39	4,462,663e	4,888,884
7.00%, 6/1/29 - 9/1/29	42,640e	49,334
Government National Mortgage Association I:
4.00%	1,330,000f	1,330,415
5.50%, 4/15/33 - 3/15/34	1,568,744	1,710,173
Government National Mortgage Association II:
7.00%, 9/20/28 - 7/20/29	10,835	12,489
		39,408,588
U.S. Government Securities--39.6%
U.S. Treasury Bonds:
3.88%, 8/15/40	1,920,000	1,718,400
4.25%, 5/15/39	21,000	20,147
4.63%, 2/15/40	2,170,000	2,213,061
5.00%, 5/15/37	525,000	570,527
5.25%, 11/15/28	1,125,000	1,266,680
5.50%, 8/15/28	1,040,000	1,204,288
6.50%, 11/15/26	740,000	945,813
U.S. Treasury Notes:
0.88%, 4/30/11	4,940,000	4,943,665
1.38%, 9/15/12	12,575,000	12,730,716
1.75%, 4/15/13	5,240,000	5,339,911
2.13%, 5/31/15	1,670,000	1,688,530
2.38%, 7/31/17	820,000	803,728
2.63%, 8/15/20	2,605,000	2,444,222
3.63%, 5/15/13	3,765,000	3,985,900
4.88%, 5/31/11	12,220,000	12,317,381
		52,192,969
Total Bonds and Notes
(cost $150,727,051)		154,800,604

	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)		Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90	1,360,000	g	7,624
Japanese Yen,
August 2011 @ $90	1,370,000	g	7,680
Total Options
(cost $69,309)			15,304
	Principal
Short-Term Investments--3.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 4/14/11	3,700,000		3,699,959
0.17%, 6/9/11	225,000	h	224,974
Total Short-Term Investments
(cost $3,924,819)			3,924,933

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,234,000)	1,234,000	[i]	1,234,000

Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,764,410)	4,764,410	[i]	4,764,410

Total Investments (cost $160,719,589)	124.9%		164,739,251
Liabilities, Less Cash and Receivables	(24.9%)		(32,856,017)
Net Assets	100.0%		131,883,234

GO--General Obligation

a	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $4,602,829 and the value of the collateral held by the fund was $4,764,410.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $14,242,377 or 10.8% of net assets.
c	Variable rate security--interest rate subject to periodic change.

d	Principal amount stated in U.S. Dollars unless otherwise noted.
CLP--Chilean Peso
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Non-income producing security.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $160,719,589. Net unrealized appreciation on investments was $4,027,476 of which $4,728,516 related to appreciated investment securities and $701,040 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	69.5
Corporate Bonds	30.6
Asset/Mortgage-Backed	14.2
Short-Term/Money Market Investments	7.5
Foreign/Governmental	1.6
Municipal Bonds	1.5
Options Purchased	0
124.9

† Based on net assets.

At March 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
Foreign Forward Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Canadian Dollar,
Expiring 4/28/2011	1,315,000	1,340,421	1,355,535	15,114
Swedish Krona,
Expiring 4/28/2011	8,450,000	1,341,796	1,336,936	(4,860)

Sales:		Proceeds ($)
Australian Dollar,
Expiring 4/28/2011	1,330,000	1,343,114	1,370,950	(27,836)
Chilean Peso,
Expiring 4/28/2011	364,870,000	757,856	761,661	(3,805)
Euro,
Expiring 4/28/2011	940,000	1,331,726	1,331,483	243

Gross Unrealized Appreciation				15,357
Gross Unrealized Depreciation				(36,501)

STATEMENT OF OPTIONS WRITTEN
March 31, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5-Year Notes
April 2011 @ $117	1,300,000	a	(5,688)
U.S. Treasury 10-Year Notes
April 2011 @ $119	1,300,000	a	(10,359)
Put Options:
U.S. Treasury 5-Year Notes
April 2011 @ $117	1,300,000	a	(8,430)
U.S. Treasury 10-Year Notes
April 2011 @ $119	1,300,000	a	(9,953)
(premiums received $42,244)			(34,430)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Asset-Backed	-	6,052,578	-	6,052,578
Commercial Mortgage-Backed	-	12,589,609	-	12,589,609
Corporate Bonds+	-	40,223,375	-	40,223,375
Foreign Government	-	2,119,193	-	2,119,193
Municipal Bonds	-	2,028,978	-	2,028,978
Mutual Funds	5,998,410		-	5,998,410
Residential Mortgage-Backed	-	185,314	-	185,314
U.S. Government Agencies/Mortgage-Backed	-	39,408,588	-	39,408,588
U.S. Treasury	-	56,117,902	-	56,117,902
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	15,357	-	15,357
Options Purchased	-	15,304	-	15,304
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(36,501)	-	(36,501)
Options Written	(34,430)		-	(34,430)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)